UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 100 PARK AVE 35TH FLOOR
         NEW YORK, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY February 07, 2013


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $975,101,000



List of Other Included Managers:

No.   13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd. ADR                   COM              000375204    24948  1200000 SH       Sole                  1200000
Adams Express                  COM              006212104     1557   147059 SH       Sole                   147059
Alpha Natural Resources, Inc.  COM              02076X102     4140   425000 SH       Sole                   425000
American Express Company       COM              025816109    18106   315000 SH       Sole                   315000
Aon plc                        COM              G0408V102    18379   330492 SH       Sole                   330492
Apache Corporation             COM              037411105    26021   331478 SH       Sole                   331478
Apple Inc.                     COM              037833100    35656    67000 SH       Sole                    67000
Arch Capital Group Ltd.        COM              G0450A105    36317   825000 SH       Sole                   825000
Ariad Pharmaceuticals, Inc.    COM              04033A100     4028   210000 SH       Sole                   210000
ASML Holding N.V.              COM              N07059210    20080   311850 SH       Sole                   311850
Berkshire Hathaway Inc. Class  COM              084670108    14747      110 SH       Sole                      110
Canadian Natural Resources Lim COM              136385101     8661   300000 SH       Sole                   300000
Celgene Corporation            COM              151020104    11771   150000 SH       Sole                   150000
Cisco Systems, Inc.            COM              17275R102    18863   960000 SH       Sole                   960000
Costco Wholesale Corporation   COM              22160K105    38949   394500 SH       Sole                   394500
Cytokinetics, Incorporated     COM              23282W100      463   702111 SH       Sole                   702111
Diageo plc ADR                 COM              25243Q205    40803   350000 SH       Sole                   350000
EMC Corporation                COM              268648102    10879   430000 SH       Sole                   430000
Epoch Holding Corporation      COM              29428R103    25460   912562 SH       Sole                   912562
EverBank Financial Corp.       COM              29977G102     1938   130000 SH       Sole                   130000
Everest Re Group, Ltd.         COM              G3223R108    26388   240000 SH       Sole                   240000
Ford Motor Company             COM              345370860    16370  1264063 SH       Sole                  1264063
Gilead Sciences, Inc.          COM              375558103    15740   214300 SH       Sole                   214300
Halliburton Company            COM              406216101    26018   750000 SH       Sole                   750000
Idenix Pharmaceuticals, Inc.   COM              45166R204     1797   370414 SH       Sole                   370414
International Game Technology  COM              459902102    10628   750000 SH       Sole                   750000
JPMorgan Chase & Co.           COM              46625H100    21985   500000 SH       Sole                   500000
JPMorgan Chase & Co. Call Warr COM              46634E114     2669   225000 SH       Sole                   225000
Kohl's Corporation             COM              500255104    12208   284050 SH       Sole                   284050
M&T Bank Corporation           COM              55261F104    10832   110000 SH       Sole                   110000
MetLife, Inc.                  COM              59156R108    13176   400000 SH       Sole                   400000
Microsoft Corporation          COM              594918104    21234   795000 SH       Sole                   795000
Nelnet, Inc.                   COM              64031N108    19959   670000 SH       Sole                   670000
Nucor Corporation              COM              670346105     8632   200000 SH       Sole                   200000
Occidental Petroleum Corporati COM              674599105     7661   100000 SH       Sole                   100000
Owens Corning                  COM              690742101    13316   360000 SH       Sole                   360000
PartnerRe Ltd.                 COM              G6852T105    20927   260000 SH       Sole                   260000
PepsiCo, Inc.                  COM              713448108    17175   250991 SH       Sole                   250991
Pfizer Inc.                    COM              717081103    18955   755808 SH       Sole                   755808
Platinum Underwriters Holdings COM              G7127P100    18400   400000 SH       Sole                   400000
QUALCOMM Incorporated          COM              747525103    43302   700000 SH       Sole                   700000
Republic Services, Inc.        COM              760759100    28072   957100 SH       Sole                   957100
Royce Value Trust, Inc.        COM              780910105     2198   163798 SH       Sole                   163798
Target Corporation             COM              87612E106    27218   460000 SH       Sole                   460000
The ADT Corporation            COM              00101J106    13598   292500 SH       Sole                   292500
The Manitowoc Company, Inc.    COM              563571108    12936   825000 SH       Sole                   825000
The TJX Companies, Inc.        COM              872540109    65571  1544668 SH       Sole                  1544668
Towers Watson & Co. Class A    COM              891894107    14839   263998 SH       Sole                   263998
United Technologies Corporatio COM              913017109    26653   325000 SH       Sole                   325000
Universal Display Corporation  COM              91347P105      994    38800 SH       Sole                    38800
Visteon Corporation            COM              92839U206    17772   330211 SH       Sole                   330211
Vodafone Group plc ADR         COM              92857W209    11917   473100 SH       Sole                   473100
Waste Management, Inc.         COM              94106L109    21256   630000 SH       Sole                   630000
Weatherford International Ltd. COM              H27013103    22940  2050000 SH       Sole                  2050000